Income taxes - Deferred Tax Assets And Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Tax loss carried forward	$ 84,046,761	$ 66,153,464
Accruals and provisions	122,633,112	96,041,259
Capitalized expenses	77,494,494	67,506,415
Revenue recognition at a point in time less tax paid under deemed profit method	27,312,910	29,232,706
Revenue recognition of real estate lease income on a straight-line basis	7,144,670	12,394,780
Deemed interest expense	105,354,177	79,851,523
Valuation allowance	(24,633,671)	(25,978,488)
Operating lease liability	836,948	2,114,483
Total deferred tax assets	400,189,401	327,316,142
Deferred tax liabilities:
Revenue recognition over time	(192,007,773)	(140,019,916)
Real estate properties accelerated cost deduction	0	0
Taxable temporary differences arising from asset acquisitions	(202,527,316)	(240,306,881)
Dividend and interest withholding taxes	(45,159,004)	(62,292,677)
Operating lease right-of-use assets	(786,845)	(2,129,188)
Total deferred tax liabilities	(440,480,938)	(444,748,662)
Undistributed earnings from subsidiaries	451,600,000	623,100,000
Accrued deferred income tax liabilities	45,200,000	62,300,000
Remaining undistributed earnings	0	131,300,000
Unrecognized deferred tax liabilities	0	13,100,000
Consolidation, Eliminations [Member] | U.S. [Member]
Deferred tax liabilities:
Net operating loss carry forwards	10,300,000	10,300,000
Net operating loss indefinite carry forward	11,200,000	4,800,000
Consolidation, Eliminations [Member] | PRC [Member]
Deferred tax liabilities:
Net operating loss carry forwards	$ 314,300,000	$ 244,500,000
Operating loss carryforwards expiration period	20 years
Consolidation, Eliminations [Member] | PRC [Member] | Maximum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	10 years
Consolidation, Eliminations [Member] | PRC [Member] | Minimum [Member]
Deferred tax liabilities:
Operating loss carryforwards expiration period	1 year